SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) € in Thousands, R$ in Thousands		12 Months Ended
	Feb. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum taxable income for 15% tax rate						$ 25,000
Maximum taxable income for 21% tax rate | €				€ 30
Taxable base amount if taxable income is between EUR 25,000 and EUR 30,000						$ 3,750
Applicable tax rate, if taxable income is between EUR 25,000 and EUR 30,000				33.00%	33.00%	33.00%
Applicable tax rate, if lower or higher than EUR 15,000				18.00%	18.00%	18.00%
Average effective tax rate				15.00%	15.00%	15.00%
Applicable tax rate				30.00%	30.00%	30.00%	35.00%	35.00%
Recovery						$ (48,000)	$ (1,586,000)
Globant España S.A. (sociedad unipersonal)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				25.00%	25.00%	25.00%
Dividends received from associates, classified as investing activities						$ 27,462,000		$ 85,064,000
Software Product Creation S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				25.00%	25.00%	25.00%
Globers S.A. And Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				30.00%	30.00%	30.00%
Sistemas Globales Uruguay S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income) at applicable tax rate						$ 11,095,000	$ 2,488,000	$ 1,231,000
Sistemas Colombia S.A.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				33.00%	33.00%	33.00%	34.00%
CREE tax rate				4.00%	4.00%	4.00%	6.00%
Globant LLC and L4 Mobile LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				21.00%	21.00%	21.00%	35.00%
Sistemas UK Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				18.00%	18.00%	18.00%	19.00%	20.00%
Sistemas Globales Chile Ases. Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				27.00%	27.00%	27.00%	25.50%	27.00%
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				24.00%	24.00%	24.00%
Additional applicable tax rate				10.00%	10.00%	10.00%
Minimum net income before income tax for additional 10% tax rate | R$					R$ 240,000
Globant Peru S.A.C.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				29.50%	29.50%	29.50%	29.50%	25.25%
Global Systems Outsourcing S.R.L. de C.V.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				30.00%	30.00%	30.00%
Globant India Privated Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%			34.61%	34.61%	34.61%
Alternative minimum tax rate				21.34%	21.34%	21.34%
Romanian Subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				16.00%	16.00%	16.00%
Canadian Subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				15.00%	15.00%	15.00%
British Columbia Subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				11.00%	11.00%	11.00%
France Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				28.00%	28.00%	28.00%
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		25.00%	30.00%	35.00%	35.00%	35.00%
Tax law reform applicable dividend tax rate			13.00%	7.00%	7.00%	7.00%
Tax rate effect of foreign tax rates				60.00%	60.00%	60.00%
Tax credit percentage, social security taxes				70.00%	70.00%	70.00%
Globant S.A. the Luxembourg Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate, if taxable income is lower than EUR 25,000				15.00%	15.00%	15.00%
Maximum taxable income for 15% tax rate						$ 25,000
Maximum taxable income for 21% tax rate | €				€ 30
Taxable base amount if taxable income is between EUR 25,000 and EUR 30,000						$ 3,750
Applicable tax rate, if taxable income is between EUR 25,000 and EUR 30,000				39.00%	39.00%	39.00%
Applicable tax rate for unemployment funds				7.00%	7.00%	7.00%
Applicable tax rate, if lower or higher than EUR 15,000				19.00%	19.00%	19.00%
Average effective tax rate				27.08%	27.08%	27.08%
Globant S.A. the Luxembourg Company | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Municipal business tax rate				6.00%	6.00%	6.00%
Globant S.A. the Luxembourg Company | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Municipal business tax rate				12.00%	12.00%	12.00%